CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 4,078,180	$ 558,710	¥ 5,889,604	¥ (1,397,284)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property, plant and equipment	743,728	101,890	775,042	918,261
Amortization of intangible assets	268,700	36,810	627,146	584,460
Provision (reversal) of allowance for expected credit losses	296,569	40,630	418,779	(2,401)
Impairment of goodwill, intangible assets and other long-lived assets	151,576	20,766	93,417	148,057
Impairment loss for equity investments accounted for using equity method	0		10,369	0
Impairment loss for equity investments accounted for using measurement alternative	9,408	1,289	28,800	591,876
Deferred tax expenses (benefits)	146,921	20,128	(328,579)	301,788
Share of results of equity investees	(10,200)	(1,396)	(9,098)	(44,588)
Dividend received from equity method investments	15,827	2,168	14,862	27,338
Fair value changes in investments	(312,791)	(42,852)	(78,320)	512,225
Investment and interest income	(252,967)	(34,656)	(1,413,018)	(767,330)
Foreign currency exchange loss (gain)	(339,280)	(46,481)	93,956	127,362
Loss (gain) on disposal of property, plant and equipment and intangible assets	30	4	629	(653)
Share-based compensation expenses	2,726,075	373,471	3,215,549	2,425,249
Changes in assets and liabilities:
Accounts receivable and contract assets	(2,409,998)	(330,168)	834,677	5,160,705
Amounts due from and prepayments to related parties	42,445	5,815	(13,314)	185,386
Prepayments, receivables and other assets	(269,756)	(36,956)	(883,309)	(382,652)
Right-of-use assets	(5,598,510)	(766,993)	(6,333,845)	(3,509,206)
Other non-current assets	(12,357)	(1,693)	(29,481)	(54,005)
Accounts payable	2,457,443	336,668	482,543	(866,389)
Amounts due to related parties	(38,904)	(5,330)	4,665	(158,393)
Employee compensation and welfare payable	268,693	36,811	(1,219,733)	(957,551)
Contract liabilities and deferred revenue	1,386,666	189,972	1,404,932	921,104
Lease liabilities	4,674,433	640,395	6,123,445	4,073,669
Accrued expenses and other current liabilities	1,092,547	149,678	1,548,334	724,412
Income taxes payable	330,167	45,233	156,278	(41,688)
Other liabilities	2,500	342	(86)	(909)
Net cash provided by operating activities	9,447,137	1,294,255	11,414,244	8,518,843
Cash flows from investing activities:
Purchases of time deposits and held-to-maturity debt investments	(24,012,427)	(3,289,689)	(14,513,592)	(23,799,933)
Maturities of time deposits and held-to-maturity debt investments	12,126,718	1,661,354	8,918,346	15,796,918
Purchases of available-for-sale debt investments				(1,242,573)
Sales and maturities of available-for-sale debt investments			1,392,881	2,928,668
Purchases of other long-term investments	(3,927,566)	(538,074)	(1,181,611)	(560,575)
Disposal of other long-term investments	132,689	18,178	338,678	509,221
Purchases of other short-term investments	(33,276,784)	(4,558,901)	(38,874,183)	(34,718,665)
Maturities of other short-term investments	42,609,517	5,837,480	41,465,679	36,540,249
Cash paid for business combinations, net of cash acquired	105,024	14,388	(9,893)	(3,147,760)
Proceeds from disposal of subsidiaries and long-lived assets	12,185	1,669	14,838	19,126
Purchases of property, plant and equipment, intangible assets and other long-lived assets	(1,037,179)	(142,093)	(873,990)	(793,032)
Financing receivables originated	(58,107,189)	(7,960,652)	(27,785,767)	(11,529,591)
Collections of financing receivables principal	56,592,404	7,753,128	27,112,807	11,556,201
Loans to related parties and others	(941,600)	(128,999)	(47,000)	(50,124)
Repayments of loans from related parties and others	346,183	47,427	65,367	19,515
Net cash used in investing activities	(9,378,025)	(1,284,784)	(3,977,440)	(8,472,355)
Cash flows from financing activities:
Repurchase of ordinary shares	(5,101,091)	(698,847)	(5,150,628)	(1,319,796)
Proceeds from issuance of ordinary shares upon exercise of share option	2	1	2	3
Proceeds from short-term borrowings	606,033	83,026	426,634	759,000
Repayments of short-term borrowings	(608,424)	(83,354)	(755,972)	(400,000)
Proceeds from funding debts				133,400
Repayments of funding debts				(327,600)
Dividends paid to equity holders of the Company	(2,830,704)	(387,805)	(1,425,707)
Liquidation of subsidiaries			(51,020)
Dividends paid to non-controlling shareholders of subsidiaries			(4,900)
Change in customer deposits payable and payable related to escrow accounts services, net	2,139,549	293,117	(256,619)	(58,089)
Net cash used in financing activities	(5,794,635)	(793,862)	(7,218,210)	(1,213,082)
Effect of exchange rate change on cash, cash equivalents and restricted cash	169,476	23,216	44,608	28,644
Net increase (decrease) in cash, cash equivalents and restricted cash	(5,556,047)	(761,175)	263,202	(1,137,950)
Cash and cash equivalents at the beginning of the year	19,634,716	2,689,945	19,413,202	20,446,104
Restricted cash at the beginning of the year	6,222,745	852,513	6,181,057	6,286,105
Total	25,857,461	3,542,458	25,594,259	26,732,209
Cash and cash equivalents at the end of the year	11,442,965	1,567,680	19,634,716	19,413,202
Restricted cash at the end of the year	8,858,449	1,213,603	6,222,745	6,181,057
Total	20,301,414	2,781,283	25,857,461	25,594,259
Cash, cash equivalents and restricted cash change during the year	(5,556,047)	(761,175)	263,202	(1,137,950)
Supplemental disclosures:
Cash paid for income taxes	(2,216,919)	(303,717)	(2,250,992)	(1,446,640)
Cash paid for interest	(12,466)	(1,708)	(17,479)	(13,625)
Non-cash investing activities
Changes in accounts payable related to property, plant and equipment addition	¥ (168,608)	$ (23,099)	¥ (2,653)	¥ 93,726